Impairment Charge (Tables)	12 Months Ended
Dec. 31, 2023
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Expected credit loss allowance	(372,661,621)	(311,513,727)	(249,230,976)
Direct charge offs	(11,718,591)	(17,656,753)	(19,176,270)
Total	(384,380,212)	(329,170,480)	(268,407,246)